Annual Total Returns- Vanguard Russell 2000 Growth Index Fund (ETF) [BarChart] - ETF - Vanguard Russell 2000 Growth Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(3.11%)	14.45%	43.31%	5.65%	(1.35%)	11.40%	22.13%	(9.31%)	28.59%